Contents of Significant Accounts - Cash and Cash Equivalents (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Cash and cash equivalents [abstract]
Cash on hand and petty cash	$ 6,074		$ 6,091
Checking and savings accounts	26,384,925		25,021,265
Time deposits	59,966,481		49,139,549
Repurchase agreements collateralized by government bonds and corporate notes	9,134,997		9,494,834
Total	$ 95,492,477	$ 3,192,661	$ 83,661,739	$ 2,797,116	$ 81,674,572	$ 57,578,981